COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Commitments
	June 30, 2024	December 31, 2023
Not later than one year	$199	$714
Later than one year and not later than five years	1,173	1,241
Later than five years	3,747	3,965
	$5,119	$5,920